Annual Fund Operating Expenses - Swan Hedged Equity US Large Cap ETF - Swan Hedged Equity US Large Cap ETF Class	Mar. 31, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.08%
Expenses (as a percentage of Assets)	0.87%	[1]

[1]	The Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights and financial statements because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses, which are the indirect costs of investing in other investment companies.